Statements of Operations - USD ($)	2 Months Ended		3 Months Ended		11 Months Ended
	Mar. 31, 2024		Mar. 31, 2025		Dec. 31, 2024
Income Statement [Abstract]
Formation and operating costs	$ 6,599		$ 26,034		$ 6,599
Interest income			(101)
Net Loss	$ (6,599)		$ (25,933)		$ (6,599)
Weighted average ordinary shares outstanding, basic	2,500,000	[1],[2]	2,500,000	[1],[2]	2,500,000	[3],[4]
Weighted average ordinary shares outstanding, diluted	2,500,000	[1],[2]	2,500,000	[1],[2]	2,500,000	[3],[4]
Diluted net loss per ordinary share	$ (0.00)		$ (0.01)		$ (0.00)
Basic net loss per ordinary share	$ (0.00)		$ (0.01)		$ (0.00)

[1]	Excludes an aggregate of up to 375,000 ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter for the 2025 period. (see Note 7).
[2]	Gives retroactive effect to the cancellation of the Initial Share and issuance of the Founder Shares on March 28, 2025 (see Note 7).
[3]	Excludes an aggregate of up to 375,000 ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter. (see Note 7).
[4]	Gives retroactive effect to the cancellation of the Initial Share and issuance of the Founder Shares on March 28, 2025 (see Note 7).